Condensed Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 2,384	$ 18,302	$ 32,136	$ 54,325	$ 72,787	$ 37,932
General and administrative	11,294	7,852	26,372	24,563	32,852	22,511
Restructuring and impairment costs	11,349	0	51,128	0
Total operating expenses	25,027	26,154	109,636	78,888	105,639	60,443
Loss from operations	(25,027)	(26,154)	(109,636)	(78,888)	(105,639)	(60,443)
Other income (expense), net:
Interest income, net	2,955	1,472	8,387	2,435	4,587	24
Change in fair value of the Series A redeemable convertible preferred stock tranche liability					0	(10,341)
Loss on disposal of assets	0	0	(71)	0
Other income (expense), net:	(413)	0	(413)	0
Total other income, net	2,542	1,472	7,903	2,435	4,587	(10,317)
Net loss	(22,485)	(24,682)	(101,733)	(76,453)	(101,052)	(70,760)
Unrealized loss on investments in marketable securities	176	(563)	953	(1,596)	(1,048)	0
Comprehensive loss	$ (22,309)	$ (25,245)	$ (100,780)	$ (78,049)	$ (102,100)	$ (70,760)
Net loss per share attributable to common stockholders-basic	$ (0.39)	$ (0.45)	$ (1.79)	$ (1.4)	$ (1.84)	$ (2.45)
Net loss per share attributable to common stockholders-diluted	$ (0.39)	$ (0.45)	$ (1.79)	$ (1.4)	$ (1.84)	$ (2.45)
Weighted-average shares used in computing net loss per share-basic	57,257,241	55,206,139	56,748,995	54,591,593	54,873,675	28,919,255
Weighted-average shares used in computing net loss per share-diluted	57,257,241	55,206,139	56,748,995	54,591,593	54,873,675	28,919,255